Income taxes - Tax loss carryforward (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Taxes losses carryforward	$ 5,908	$ 5,757
Deferred tax asset (liability)	9,357	9,560	$ 8,565
Employee post retirement obligations
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	411	504
Provision For litigation
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	364	346
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	4,349	4,384
Fair value of financial instruments
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	839	1,373
Fair Value Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	(2,392)	(2,857)
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	(122)	53
Assets Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	10,770	11,441
Liabilities Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset (liability)	$ (1,413)	$ (1,881)